Subsequent Events (Details) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Millions		1 Months Ended
	Mar. 19, 2021	Mar. 23, 2021
Subsequent Events (Details) [Line Items]
Gross proceeds (in Dollars)	$ 29.9
IPO [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares, issued (in Shares)	3,714,286
Ordinary shares, par value	$ 0.0001
Price per share	$ 7.00
Underwriters [Member] | Over-Allotment Option [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares, issued (in Shares)		557,143
Price per share		$ 7.00